Financial instruments and financial risk management (Details 2) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 21,832				$ 23,878				$ 42,145
Currency Risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,640	$ 183	$ 393	S/ 1,064	933	$ 132	$ 167	S/ 634
Income tax and other receivables	9,397	32	8,748	617	10,694	158	9,618	918
Assets subject to currency risk	11,037	215	9,141	1,681	11,627	290	9,785	1,552
Accounts payable and other liabilities	(43,765)	(1,268)	(22,865)	(19,632)	(53,973)	(1,461)	(30,674)	(21,838)
Total	$ (32,728)	$ (1,053)	$ (13,724)	S/ (17,951)	$ (42,346)	$ (1,171)	$ (20,889)	S/ (20,286)